Income taxes (Schedule of Cash Income Taxes Paid - net of refunds) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Cash paid for income taxes	$ 7,893	$ 5,726	$ 589
ISRAEL
Effective Income Tax Rate Reconciliation [Line Items]
Cash paid for income taxes	7,560	5,338	31
US
Effective Income Tax Rate Reconciliation [Line Items]
Cash paid for income taxes	287	361	710
Europe
Effective Income Tax Rate Reconciliation [Line Items]
Cash paid for income taxes	$ 46	$ 27	$ (152)